Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 11,367	$ 13,174
Other comprehensive income, net of tax
Foreign currency translation adjustments	29
Total Comprehensive Income, net of tax	11,396	13,174
Comprehensive income attributable to non-controlling interest
Comprehensive income attributable to shareholder interest	$ 11,396	$ 13,174